Income Taxes (Details) - Schedule of Provisions for Income Tax - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provisions for Income Tax [Abstract]
Provisions for current income tax	$ 2,064,697	$ 2,433,772
Provisions for deferred income tax
Total	$ 2,064,697	$ 2,433,772